Segment reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment reporting
Segment reporting

5.Segment reporting

We operate through one operating segment with one business activity: development and publishing of online games for mobile, web and social platforms, including Hero Wars, Island Questaway, Chibi Island, Throne Rush and other. The financial information reviewed by our Chief Operating Decision Maker, which is our Chief Executive Officer and Board of Directors, is included within one operating segment for purposes of allocating resources and evaluating financial performance.

We disclose the geographical distribution of our revenue in Note 7. We do not have the ability to track revenue deferral on a by country basis therefore we applied average deferral rate to in-game purchases disaggregated by geography.

5.   Segment reporting

We operate through one operating segment with one business activity: development and publishing of online games for mobile, web and social platforms, including Hero Wars, Island Experiment, Throne Rush and other. The financial information reviewed by our Chief Operating Decision Maker, which is our Chief Executive Officer and Board of Directors, is included within one operating segment for purposes of allocating resources and evaluating financial performance.

We disclose the geographical distribution of our revenue in Note 7. We do not have the ability to track revenue deferral on a by country basis therefore we applied average deferral rate to in-game purchases disaggregated by geography.